S000058077 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Royce Quant Small-Cap Quality Value ETF | Royce Quant Small-Cap Quality Value ETF
Prospectus [Line Items]
Annual Return [Percent]	4.83%	21.13%	(12.85%)	35.84%	7.97%	16.54%	(9.15%)